Leases - Schedule of Maturity of Operating Lease Liabilities (Details) - USD ($)	Jul. 31, 2025	Jul. 31, 2024
Schedule of Maturity of Operating Lease Liabilities [Abstract]
2026	$ 2,850,315
2027	1,542,460
2028	843,754
2029	821,304
2030	821,304
After 2030	223,992
Total lease payments	7,103,129
Less: imputed interest	(152,714)
Total lease liabilities	$ 6,950,415	$ 4,547,244